S000006338 [Member] Investment Objectives and Goals - TCW Emerging Markets Income Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TCW Emerging Markets Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek high total return from current income and capital appreciation.